CONSTRUCTION IN PROGRESS - NET CHANGES IN CAPITALIZED COST OF EXPLORATORY WELLS IN THE E AND P SEGMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	¥ 12,255	¥ 11,129
Dry hole costs written off	6,416	7,702	¥ 5,928
Balance at end of year	17,062	12,255	11,129
Exploration and production
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	12,255	11,129	8,961
Additions, pending the determination of proved reserves	16,637	12,666	10,779
Transferred to oil and gas properties based on the determination of proved reserves	(6,233)	(6,208)	(3,687)
Dry hole costs written off	(5,597)	(5,332)	(4,924)
Balance at end of year	¥ 17,062	¥ 12,255	¥ 11,129